Segment information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment information
31.	Segment information
For management purposes, the Group is organized into business units based on their products and services, and has two reportable operating segments as follows:

•	Yuchai primarily conducts manufacturing and sale of diesel engines which are mainly distributed in the PRC market.

•	HLGE is engaged in hospitality and property development activities conducted mainly in the PRC and Malaysia. HLGE is listed on the Main Board of the Singapore Exchange.
Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment.

Year ended December 31, 2020	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000
Revenue
Total external revenue (Note 6.1)	20,557,660	23,510	—	—		20,581,170

Results
Interest income	158,569	3,538	4,863	—		166,970
Interest expense	(147,161)	(35)	(97)	—		(147,293)
Impairment of property, plant and equipment	(3,920)	—	—	—		(3,920)
Staff severance cost	(19,712)	—	—	—		(19,712)
Depreciation and amortization	(488,536)	(5,181)	(890)	—		(494,607)
Share of profit of associates and joint venture	(59,476)	506	—	—		(58,970)
Income tax expense	(156,007)	(200)	(69)	(36,262	) (1)	(192,538)

Segment profit after tax	829,042	1,052	(17,127)	(33,641	) (1)	779,326

Total assets	25,330,625	392,096	2,075,262	(1,507,025)		26,290,958

Total liabilities	(14,328,688)	(10,346)	(15,797)	(103,417	) (2)	(14,458,248)

Other disclosures
Investment in joint ventures	223,918	3,202	—	—		227,120
Capital expenditure	550,424	4,409	14	—		554,847

Year ended December 31, 2021	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000
Revenue
Total external revenue (Note 6.1)	21,254,134	11,796	—	—		21,265,930

Results
Interest income	129,520	1,363	1,200	—		132,083
Interest expense	(111,747)	(19)	(26)	—		(111,792)
Impairment of property, plant and equipment	(7,227)	—	—	—		(7,227)
Staff severance cost	(11,771)	—	—	—		(11,771)
Depreciation and amortization	(567,465)	(5,221)	(910)	—		(573,596)
Share of profit of associates and joint venture	(96,658)	763	—	—		(95,895)
Income tax expense	(29,043)	(245)	—	(14,528	) (1)	(43,816)

Segment profit after tax	443,499	(6,728)	(20,321)	(8,556	) (1)	407,894

Total assets	23,897,506	368,415	2,146,060	(1,506,672)		24,905,309

Total liabilities	(13,206,953)	(10,322)	(13,550)	(59,140	) (2)	(13,289,965)

Other disclosures
Investment in joint ventures	147,106	3,989	—	—		151,095
Capital expenditure	474,562	4,310	19	—		478,891

Year ended December 31, 2022	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements	Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000	US$’000
Revenue
Total external revenue (Note 6.1)	15,997,766	32,870	—	—		16,030,636	2,305,936

Results
Interest income	116,668	2,902	12,309	—		131,879	18,970
Interest expense	(90,846)	(49)	(14)	—		(90,909)	(13,077)
Impairment of investment in joint venture	(990)	—	—	—		(990)	(142)
Impairment of property, plant and equipment	(17,278)	—	—	—		(17,278)	(2,485)
Staff severance cost	(19,531)	—	—	—		(19,531)	(2,809)
Depreciation and amortization	(619,000)	(4,770)	(922)	—		(624,692)	(89,859)
Share of (loss)/profit of associates and joint venture	(29,554)	461	—	—		(29,093)	(4,185)
Income tax expense	(47,555)	(39)	(9)	(11,462	) (1)	(59,065)	(8,496)

Segment profit after tax	354,865	5,152	(18,245)	(6,111	) (1)	335,661	48,283

Total assets	23,020,241	405,871	2,215,652	(1,504,208)		24,137,556	3,472,080

Total liabilities	(12,220,938)	(12,062)	(14,256)	(55,236	) (2)	(12,302,492)	(1,769,659)

Other disclosures
Investment in joint ventures	150,219	4,484	—	—		154,703	22,253
Capital expenditure	352,737	564	47	—		353,348	50,828

Note:

(1)	This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.
(2)	This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.

Geographic information
The geographic information for revenue from external customers is disclosed in Note 6.1.
Revenue from top 5 customers amounted to RMB
5,916.9 million (US$ 851.1 million) (2021: RMB 10,442.3 million; 2020: RMB 11,896.4 million), arising from sales by Yuchai segment.
Non-current
assets

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
People’s Republic of China	6,370,404	6,281,907	903,624
Other countries	89,549	90,520	13,021

	6,459,953	6,372,427	916,645

Non-current
assets for this purpose consist of property, plant and equipment, right-of-use
assets, investment in joint ventures and associates, investment property, intangible assets and goodwill.